Inventories	12 Months Ended
Dec. 31, 2017
Classes Of Inventories [Abstract]
Inventories
12.	INVENTORIES

The detail of inventories as of December 31, 2017, 2016 and January 1, 2016, is as follows:

	Balance as of
Classes of Inventories	12-31-2017	12-31-2016	01-01-2016
	ThUS$	ThUS$	ThUS$

Goods	-	592	1,228
Supplies for Production	25,989	23,167	22,616
Oil	16,232	15,498	19,154
Coal	9,757	7,669	3,462
Other inventories (*)	220,100	75,439	110,010

Total	246,089	99,198	133,854

Detail of other inventories
(*) Total other inventories	220,100	75,439	110,010
Supplies for projects and spare parts	23,102	32,858	32,206
Electrical materials	196,998	42,581	77,804

There are no inventories pledged as security for liabilities.

For the year ended December 31, 2017 and 2016, raw materials and consumables used recognized as fuel expenses were ThUS$229,308 and ThUS$362,156 , respectively (see Note 27).

As of December 31, 2017 and 2016, no inventories have been written down.